EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectus dated May 1, 2017

1.

The following replaces “Management” under “Fund Summaries – Eaton Vance Global Small-Cap Fund”:

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Managers

Aidan M. Farrell, Vice President of EVAIL, has managed the Fund since July 2015.

Michael D. McLean, Vice President of BMR, has managed the Fund since November 2017.

J. Griffith Noble, Vice President of BMR, has managed the Fund since November 2017.

2.

The following replaces the second paragraph under “Management.” in “Management and Organization”:

Each investment adviser manages investments pursuant to an investment advisory agreement.  Each Fund (except Global Small-Cap Fund, Real Estate Fund, Small-Cap Fund and Special Equities Fund) has been allocated its pro rata share of the advisory fee paid by the Portfolio(s) in which it invests.  Pursuant to a sub-advisory agreement, BMR has delegated a portion of the investment management of Global Small-Cap Fund to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser.  Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to the Fund.  EVAIL is located at 125 Old Broad Street, London, EC2N 1AR, United Kingdom.  BMR pays EVAIL a portion of the applicable advisory fee for sub-advisory services provided to that Fund.

3.

The following replaces the third and fourth paragraphs under “Global Small-Cap Fund.” in “Management and Organization”:

For the fiscal year ended December 31, 2016, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Fund was 0.75%.  BMR pays EVAIL a portion of its fees for sub-advisory services provided to the Fund.

Global Small-Cap Fund is managed by Aidan M. Farrell, Michael D. McLean and J. Griffith Noble.  Mr. Farrell has served as a portfolio manager of the Fund since July 2015 and Messrs. McLean and Noble have served as portfolio managers of the Fund since November 2017 and they all manage other Eaton Vance portfolios.  Prior to joining EVAIL as a Vice President in November 2017, Mr. Farrell held identical positions at EVMI.  Prior to joining EVMI as a Vice President in June 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager (2008-2015).  Mr. McLean has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Mr. Noble is a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance in 2012, Mr. Noble was an equity analyst with Black Rock, Inc. (2008-2012).

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EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Statement of Additional Information dated May 1, 2017

The following replaces “Global Small-Cap Fund” in the second table under “Portfolio Managers. ” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Small-Cap Fund
Aidan M. Farrell	None	None
Michael D. McLean	None*	$100,001 - $500,000
J. Griffith Noble	None*	$100,001 - $500,000

*As of September 30, 2017.  Messrs. McLean and Noble became portfolio managers effective November 16, 2017.

November 16, 2017	11.16.17